Related parties' transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Stock-based compensation, included in operating expenses	$ 1,386	$ 2,187
Salaries, benefits and director's fees, included in general and administrative expenses	821	1,045
Compensation payable for employee services	$ 2,207	$ 3,232